DIVIDEND PREFERENCE SHARES - Additional information (Details) ₫ in Millions	1 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	May 31, 2022 VND (₫)	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2022 USD ($)
DIVIDEND PREFERENCE SHARES
Long-term financial liability			₫ 24,018	$ 958,726	₫ 36,326
Vingroup JSC | Exchangeable Bonds
DIVIDEND PREFERENCE SHARES
Aggregate principal amount						$ 625,000,000
Interest rate (as a percent)			9.00%
DPS2
DIVIDEND PREFERENCE SHARES
Long-term financial liability			₫ 23,352,000	$ 932,100,000
DPS2 | VinFast Vietnam
DIVIDEND PREFERENCE SHARES
Value of shares issued	$ 2,249,640,000,000	₫ 11,745,720
DPS2 | Vingroup JSC
DIVIDEND PREFERENCE SHARES
Automatic conversion period for preferred stock (in years)	5 years 3 months	5 years 3 months
Conversion ratio			1	1